S000017004 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Bloomberg Global High Yield Index (Hedged) (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.02%	4.77%	6.31%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	9.96%	2.56%	5.33%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	2.34%	5.09%